Schedule of Basic and Diluted Net Loss Per Share (Details) (Parenthetical) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net loss attributable to the Company’s ordinary shareholders per share*
Restricted shares	215	2,322
Anti-dilutive effect	57,509	43,856